SHARE-BASED COMPENSATION - Waiver of subscription receivable due from a shareholder (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Jul. 15, 2020 shares	Mar. 25, 2020 shares	Jun. 10, 2016 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares issued	3,501,087	3,706,745
Aggregate consideration | ¥				¥ 2,195,827
Mr. Changxun Sun
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares issued			16,982,978
Aggregate consideration | $			$ 3,674
Share-based compensation expenses					¥ 23,219	$ 3,673